Biological assets - Cost of Production (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 374,473	$ 420,780
Own agricultural produce consumed	12,975	17,949
Costs incurred during the year	387,448	438,729
Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	34,738	36,240
Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,192	5,024
Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	56,256	42,166
Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	130,200	132,211
Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	6,666	8,601
Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	14,978	15,757
Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,116	5,056
Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	58,872	80,474
Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	25,478	25,312
Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,525	4,016
Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,215	6,780
Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,181	1,754
Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	822	1,664
Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	28,183	51,740
Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,051	3,985
Farming | Crops
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	130,258	180,353
Own agricultural produce consumed	707	810
Costs incurred during the year	130,965	181,163
Farming | Crops | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,572	5,534
Farming | Crops | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Crops | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Crops | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	63,742	68,971
Farming | Crops | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	860	1,078
Farming | Crops | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,958	1,913
Farming | Crops | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,534	4,245
Farming | Crops | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	30,694	49,533
Farming | Crops | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,578	271
Farming | Crops | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	126	217
Farming | Crops | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	29	47
Farming | Crops | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	282	552
Farming | Crops | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	480	1,273
Farming | Crops | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	24,536	45,794
Farming | Crops | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	867	925
Farming | Rice
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	57,918	68,277
Own agricultural produce consumed	72	155
Costs incurred during the year	57,990	68,432
Farming | Rice | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	10,333	11,319
Farming | Rice | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	17,333	17,220
Farming | Rice | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	979	1,468
Farming | Rice | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	6,351	6,693
Farming | Rice | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	473	609
Farming | Rice | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	17,447	22,321
Farming | Rice | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	189	101
Farming | Rice | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	65	84
Farming | Rice | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,847	5,447
Farming | Rice | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	287	404
Farming | Rice | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	142	249
Farming | Rice | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,547	968
Farming | Rice | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	925	1,394
Farming | Dairy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	39,705	43,842
Own agricultural produce consumed	12,196	16,984
Costs incurred during the year	51,901	60,826
Farming | Dairy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	7,280	7,592
Farming | Dairy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	903	1,419
Farming | Dairy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,175	3,979
Farming | Dairy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	109	202
Farming | Dairy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	23,711	24,940
Farming | Dairy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,334	3,715
Farming | Dairy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,339	1,286
Farming | Dairy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	219	309
Farming | Dairy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	148	14
Farming | Dairy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	487	386
Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	146,592	128,308
Own agricultural produce consumed	0	0
Costs incurred during the year	146,592	128,308
Sugar, Ethanol and Energy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	13,553	11,795
Sugar, Ethanol and Energy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,192	5,024
Sugar, Ethanol and Energy | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	56,256	42,166
Sugar, Ethanol and Energy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	49,125	46,020
Sugar, Ethanol and Energy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,924	4,636
Sugar, Ethanol and Energy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,494	3,172
Sugar, Ethanol and Energy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	10,731	8,620
Sugar, Ethanol and Energy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	393	489
Sugar, Ethanol and Energy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	52	128
Sugar, Ethanol and Energy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,100	4,978
Sugar, Ethanol and Energy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 1,772	$ 1,280